Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operations
Net loss	$ (19,807,021)	$ (32,933,645)	$ (20,249,424)
Adjustments to reconcile net loss to cash flow from operating activities:
Depreciation - property, plant and equipment	553,002	467,703	302,470
Depreciation - right-of-use assets	415,643	460,254	305,389
Lease interest expenses	58,673	76,345	68,785
Convertible debt facility - accretion	194,230	0	0
Deferred transaction costs	(502,686)	0	0
Convertible debt facility - interest	360,205	0	0
Change in fair value of derivatives	(34,000)	0	0
Equipment financing interest expenses	0	0	21,847
Reclamation accretion expenses	1,013,585	787,859	704,349
Reclamation expenditures	(1,084,475)	(1,585,396)	(1,480,166)
Unrealized foreign exchange (income) loss	(687,923)	483,490	411,908
Share-based payment	1,742,511	1,863,085	1,693,886
Net changes in non-cash working capital items:
Receivables, prepaid expenses and other assets	(356,990)	(63,008)	(111,235)
Loan receivable	0	(35,000)	(132,877)
Lease liabilities	105,417	(80,701)	(72,268)
Financing liabilities	0	0	47,481
Trade and other payables	(11,859)	(6,288)	1,412,600
Due to related parties	(56,789)	51,803	228,916
Cash flow used in operating activities	(18,098,477)	(30,513,499)	(16,848,339)
Investing
Additions to property, plant and equipment	(66,066)	(1,187,311)	(314,009)
Long-term investments	(29,014)	74	1,392,510
Loan receivable - principal portion	167,438	7,562	0
Property acquisition costs	(167,450)	(112,950)	(165,250)
Cash flow used in (provided by) investing activities	(95,092)	(1,292,625)	913,251
Financing
Issuance of common shares - ATM & financing	11,898,694	18,976,371	23,069,000
Issuance of common shares - cash received from exercise of options and used in RSU redemption	64,076	(303,685)	0
Share issue costs	(797,557)	(1,581,119)	(1,850,464)
Lease principal payments and adjustments	(600,002)	(460,671)	(270,122)
Equipment financing principal payments	(202,577)	(156,206)	(69,328)
Convertible debt facility - proceeds	10,000,000	0	0
Convertible debt facility - transaction costs	(458,473)	0	0
Cash flow provided by financing activities	19,776,009	17,082,060	20,879,086
Increase (Decrease) in cash and cash equivalents	1,582,440	(14,724,064)	4,943,998
Cash and cash equivalents at beginning of year	14,337,078	29,061,142	24,117,144
Cash and cash equivalents at end of year	$ 15,919,518	$ 14,337,078	$ 29,061,142